Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Note 7. Related Party Transactions

During the years ended December 31, 2019, 2018 and 2017, the Company did not incur any transactions with related parties.

At December 31, 2019 and December 31, 2018, there was no outstanding balance with related parties.